Supplement to the
Fidelity Advisor® Overseas Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

OSI-15-01  June 1, 2015
1.743526.128

Supplement to the
Fidelity Advisor® Emerging Markets Income Fund
Institutional Class
February 28, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

EMII-15-01  June 1, 2015
1.743423.124

Supplement to the
Fidelity Advisor® Diversified International Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

ADIFI-15-01  June 1, 2015
1.743415.131

Supplement to the
Fidelity Advisor® Emerging Markets Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

FAEMI-15-01  June 1, 2015
1.802337.116

Supplement to the
Fidelity Advisor® Global Equity Income Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AGEDI-15-01  June 1, 2015
1.947054.103

Supplement to the
Fidelity Advisor® Global Capital Appreciation Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AGLOI-15-01  June, 1 2015
1.743464.134

Supplement to the
Fidelity Advisor® International Capital Appreciation Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AICAPI-15-01  June 1, 2015
1.743371.128

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Emerging Markets Income Fund	FMKAX	FAEMX	FBEMX	FMKCX	FMKIX
Fidelity Advisor Mid Cap II Fund	FIIAX	FITIX	FIIBX	FIICX	FIIMX
Fidelity Advisor New Insights Fund	FNIAX	FNITX	FNIBX	FNICX	FINSX

Funds of Fidelity Advisor Series I, Fidelity Advisor Series VIII, and Fidelity Contrafund

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2015

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in the "Description of the Trusts" section beginning on page 73.

Custodians. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of Fidelity Advisor Mid Cap II Fund and Fidelity Advisor New Insights Fund. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Advisor Emerging Markets Income Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Advisor Mid Cap II Fund and Fidelity Advisor New Insights Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

ACOM12B-15-01  June 1, 2015
1.863512.109

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Diversified International Fund	FDVAX	FADIX	FDIBX	FADCX	FDVIX
Fidelity Advisor Emerging Asia Fund	FEAAX	FEATX	FERBX	FERCX	FERIX
Fidelity Advisor Emerging Markets Fund	FAMKX	FTMKX	FBMKX	FMCKX	FIMKX
Fidelity Advisor Global Capital Appreciation Fund	FGEAX	FGETX	FGEBX	FEUCX	FEUIX
Fidelity Advisor Global Equity Income Fund	FBLYX	FGABX	--	FGTNX	FBUSX
Fidelity Advisor International Capital Appreciation Fund	FCPAX	FIATX	FCPBX	FCPCX	FCPIX
Fidelity Advisor Overseas Fund	FAOAX	FAERX	FAOBX	FAOCX	FAOIX
Fidelity Advisor Value Leaders Fund	FVLAX	FVLTX	FVLBX	FVLCX	FVLIX

Funds of Fidelity Advisor Series VIII

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2014

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in the "Description of the Trust" section on page 83.

Custodians. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of Fidelity Advisor Emerging Asia Fund, Fidelity Advisor International Capital Appreciation Fund, and Fidelity Advisor Value Leaders Fund. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of Fidelity Advisor Diversified International Fund and Fidelity Advisor Global Capital Appreciation Fund. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Advisor Emerging Markets Fund and Fidelity Advisor Global Equity Income Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, is custodian of the assets of Fidelity Advisor Overseas Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Advisor Diversified International Fund, Fidelity Advisor Emerging Asia Fund, Fidelity Advisor Global Capital Appreciation Fund, Fidelity Advisor International Capital Appreciation Fund, Fidelity Advisor Overseas Fund, and Fidelity Advisor Value Leaders Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

ACOM10BB-15-01  June 1, 2015
1.909881.114

Supplement to the
Fidelity Advisor® Emerging Asia Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AEAI-15-01  June 1, 2015
1.725514.128

Supplement to the
Fidelity Advisor® Value Leaders Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

AVLFI-15-01  June 1, 2015
1.790647.121